Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
IFRS Statement [Line Items]
Balance at beginning of period			$ 6,432
Total Allowance, including off-balance sheet instruments, at end of period	$ 7,772	$ 6,915	7,772	$ 6,915
Total Allowance for Loan Losses at end of period	6,784	6,040	6,784	6,040
Less: Total Allowance for off-balance sheet instruments	988	875	988	875
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	334	255	323	261
Net remeasurement due to transfers into stage	(4)	(1)	(4)	(7)
New originations or purchases	17	13	33	29
Net repayments	(1)	(2)	(5)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(13)	(26)	(42)
Changes to risk, parameters, and models	43	6	63	21
Write-offs	(3)	(3)	(8)	(7)
Recoveries	2	2	3	6
Foreign exchange and other adjustments			(1)	2
Total Allowance for Loan Losses at end of period	378	257	378	257
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,766	1,595	1,704	1,649
Balance at beginning of period			1,623
Net remeasurement due to transfers into stage	(6)	13	1	(5)
New originations or purchases	111	98	309	219
Net repayments	(41)	(40)	(114)	(124)
Derecognition of financial assets (excluding disposals and write-offs)	(59)	(89)	(158)	(248)
Changes to risk, parameters, and models	241	129	653	434
Write-offs	(275)	(212)	(795)	(601)
Recoveries	76	78	219	226
Foreign exchange and other adjustments	(19)	(2)	(25)	20
Total Allowance, including off-balance sheet instruments, at end of period	1,794	1,570	1,794	1,570
Total Allowance for Loan Losses at end of period	1,707	1,496	1,707	1,496
Less: Total Allowance for off-balance sheet instruments	87	74	87	74
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,480	2,213	2,352	2,314
Balance at beginning of period			1,747
Net remeasurement due to transfers into stage	(21)	59	(29)	50
New originations or purchases	47	50	144	159
Net repayments	11	1	102	5
Derecognition of financial assets (excluding disposals and write-offs)	(109)	(83)	(283)	(263)
Changes to risk, parameters, and models	366	166	1,024	393
Write-offs	(360)	(246)	(1,031)	(708)
Recoveries	73	69	216	224
Foreign exchange and other adjustments	(46)	(5)	(54)	50
Total Allowance, including off-balance sheet instruments, at end of period	2,441	2,224	2,441	2,224
Total Allowance for Loan Losses at end of period	1,811	1,667	1,811	1,667
Less: Total Allowance for off-balance sheet instruments	630	557	630	557
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,064	2,847	2,984	3,022
Net remeasurement due to transfers into stage	7	15	(6)	(1)
New originations or purchases	300	335	897	813
Net repayments	(18)	(20)	(68)	(66)
Derecognition of financial assets (excluding disposals and write-offs)	(455)	(486)	(1,317)	(1,283)
Changes to risk, parameters, and models	347	201	840	375
Disposals	0
Write-offs	(49)	(37)	(157)	(91)
Recoveries	21	15	41	41
Foreign exchange and other adjustments	(58)	(6)	(55)	54
Total Allowance, including off-balance sheet instruments, at end of period	3,159	2,864	3,159	2,864
Total Allowance for Loan Losses at end of period	2,888	2,620	2,888	2,620
Less: Total Allowance for off-balance sheet instruments	271	244	271	244
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,522
Total Allowance, including off-balance sheet instruments, at end of period	3,087	2,868	3,087	2,868
Total Allowance for Loan Losses at end of period	2,618	2,450	2,618	2,450
Less: Total Allowance for off-balance sheet instruments	469	418	469	418
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	116	130	127	35
Net remeasurement due to transfers into stage	(7)	(3)	(18)	(14)
New originations or purchases	17	13	33	29
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(3)	(4)	(5)
Changes to risk, parameters, and models	2	(21)	(50)
Foreign exchange and other adjustments	(1)		(2)	1
Total Allowance for Loan Losses at end of period	159	120	159	120
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	41	13	97	92
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(8)	(19)	(15)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)		(2)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	675	568	654	550
Balance at beginning of period			619
Net remeasurement due to transfers into stage	(61)	(29)	(162)	(137)
New originations or purchases	111	98	309	219
Net repayments	(21)	(15)	(44)	(55)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(27)	(56)	(69)
Changes to risk, parameters, and models	(102)	(31)	(320)	(260)
Foreign exchange and other adjustments	(8)	(1)	(10)	6
Total Allowance, including off-balance sheet instruments, at end of period	691	641	691	641
Total Allowance for Loan Losses at end of period	654	608	654	608
Less: Total Allowance for off-balance sheet instruments	37	33	37	33
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	167	124	473	518
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(47)	(44)	(147)	(125)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(6)	(6)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	964	921	954	878
Balance at beginning of period			685
Net remeasurement due to transfers into stage	(131)	(75)	(397)	(278)
New originations or purchases	47	50	144	159
Net repayments	(3)	(4)	59	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(13)	(33)	(46)
Changes to risk, parameters, and models	(109)	(115)	(364)	(523)
Foreign exchange and other adjustments	(18)	(2)	(21)	20
Total Allowance, including off-balance sheet instruments, at end of period	967	943	967	943
Total Allowance for Loan Losses at end of period	687	686	687	686
Less: Total Allowance for off-balance sheet instruments	280	257	280	257
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	303	269	872	966
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(71)	(84)	(233)	(210)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(4)	(14)	(14)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,261	1,126	1,220	1,186
Net remeasurement due to transfers into stage	(21)	(19)	(85)	(66)
New originations or purchases	300	335	897	813
Net repayments	8	9	40	26
Derecognition of financial assets (excluding disposals and write-offs)	(173)	(206)	(524)	(562)
Changes to risk, parameters, and models	(20)	(46)	(136)	(252)
Foreign exchange and other adjustments	(27)	(1)	(14)	28
Total Allowance, including off-balance sheet instruments, at end of period	1,270	1,164	1,270	1,164
Total Allowance for Loan Losses at end of period	1,118	1,036	1,118	1,036
Less: Total Allowance for off-balance sheet instruments	152	128	152	128
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	71	81	293	290
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(128)	(114)	(411)	(297)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(10)	(2)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			3,149
Total Allowance, including off-balance sheet instruments, at end of period	3,696	3,340	3,696	3,340
Total Allowance for Loan Losses at end of period	3,179	2,886	3,179	2,886
Less: Total Allowance for off-balance sheet instruments	517	454	517	454
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	169	75	140	175
Net remeasurement due to transfers into stage	3	2	14	7
Net repayments		(1)	(2)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(3)	(13)	(14)
Changes to risk, parameters, and models	39	19	107	(3)
Foreign exchange and other adjustments	(1)		(1)	1
Total Allowance for Loan Losses at end of period	163	88	163	88
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(40)	(12)	(95)	(90)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	8	11	31	23
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(3)	(18)	(8)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	921	872	896	960
Balance at beginning of period			850
Net remeasurement due to transfers into stage	53	40	156	126
Net repayments	(18)	(21)	(62)	(59)
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(48)	(72)	(138)
Changes to risk, parameters, and models	153	50	430	382
Foreign exchange and other adjustments	(9)		(12)	14
Total Allowance, including off-balance sheet instruments, at end of period	926	787	926	787
Total Allowance for Loan Losses at end of period	876	746	876	746
Less: Total Allowance for off-balance sheet instruments	50	41	50	41
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(166)	(117)	(469)	(509)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	63	61	200	170
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(46)	(50)	(141)	(159)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,235	1,117	1,191	1,298
Balance at beginning of period			855
Net remeasurement due to transfers into stage	105	129	353	314
Net repayments	1	(2)	2	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(22)	(59)	(97)
Changes to risk, parameters, and models	275	204	829	749
Foreign exchange and other adjustments	(22)	(2)	(27)	26
Total Allowance, including off-balance sheet instruments, at end of period	1,199	1,101	1,199	1,101
Total Allowance for Loan Losses at end of period	849	801	849	801
Less: Total Allowance for off-balance sheet instruments	350	300	350	300
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(294)	(263)	(852)	(951)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	88	96	276	239
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(171)	(156)	(514)	(475)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,441	1,394	1,417	1,526
Net remeasurement due to transfers into stage	27	34	78	65
Net repayments	(10)	(14)	(49)	(47)
Derecognition of financial assets (excluding disposals and write-offs)	(155)	(172)	(427)	(451)
Changes to risk, parameters, and models	120	113	376	284
Foreign exchange and other adjustments	(16)	(1)	(18)	34
Total Allowance, including off-balance sheet instruments, at end of period	1,408	1,364	1,408	1,364
Total Allowance for Loan Losses at end of period	1,291	1,251	1,291	1,251
Less: Total Allowance for off-balance sheet instruments	117	113	117	113
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(71)	(77)	(291)	(285)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	131	117	420	309
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(59)	(30)	(98)	(71)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			761
Total Allowance, including off-balance sheet instruments, at end of period	989	707	989	707
Total Allowance for Loan Losses at end of period	987	704	987	704
Less: Total Allowance for off-balance sheet instruments	2	3	2	3
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	49	50	56	51
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(7)	(9)	(23)
Changes to risk, parameters, and models	2	8	6	24
Write-offs	(3)	(3)	(8)	(7)
Recoveries	2	2	3	6
Foreign exchange and other adjustments	2		2
Total Allowance for Loan Losses at end of period	56	49	56	49
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(2)	(2)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)	(12)	(8)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	11	3	20	8
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	170	155	154	139
Balance at beginning of period			154
Net remeasurement due to transfers into stage	2	2	7	6
Net repayments	(2)	(4)	(8)	(10)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(14)	(30)	(41)
Changes to risk, parameters, and models	190	110	543	312
Write-offs	(275)	(212)	(795)	(601)
Recoveries	76	78	219	226
Foreign exchange and other adjustments	(2)	(1)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	177	142	177	142
Total Allowance for Loan Losses at end of period	177	142	177	142
Less: Total Allowance for off-balance sheet instruments	0
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(7)	(4)	(9)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(16)	(17)	(53)	(45)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	48	52	147	165
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	281	175	207	138
Balance at beginning of period			207
Net remeasurement due to transfers into stage	5	5	15	14
Net repayments	13	7	41	16
Derecognition of financial assets (excluding disposals and write-offs)	(80)	(48)	(191)	(120)
Changes to risk, parameters, and models	200	77	559	167
Write-offs	(360)	(246)	(1,031)	(708)
Recoveries	73	69	216	224
Foreign exchange and other adjustments	(6)	(1)	(6)	4
Total Allowance, including off-balance sheet instruments, at end of period	275	180	275	180
Total Allowance for Loan Losses at end of period	275	180	275	180
Less: Total Allowance for off-balance sheet instruments			0
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(6)	(20)	(15)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(17)	(12)	(43)	(29)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	175	160	528	489
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	362	327	347	310
Net remeasurement due to transfers into stage	1		1
Net repayments	(16)	(15)	(59)	(45)
Derecognition of financial assets (excluding disposals and write-offs)	(127)	(108)	(366)	(270)
Changes to risk, parameters, and models	247	134	600	343
Write-offs	(49)	(37)	(157)	(91)
Recoveries	21	15	41	41
Foreign exchange and other adjustments	(15)	(4)	(23)	(8)
Total Allowance, including off-balance sheet instruments, at end of period	481	336	481	336
Total Allowance for Loan Losses at end of period	479	333	479	333
Less: Total Allowance for off-balance sheet instruments	2	3	2	3
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage		(4)	(2)	(5)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)	(9)	(12)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 60	$ 31	$ 108	$ 73